
                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1997
                                                             (Unaudited)
                                                                                                                  Value
                                                                                                      Shares    (note 1)
                                                                                                     --------   --------
COMMON STOCKS - 98.13%

       Agriculture - 3.07%
            AGCO Corporation .......................................................................   2,350   $ 74,906
            Case Corporation .......................................................................   1,400     82,600
                                                                                                               --------
                                                                                                                157,506
                                                                                                               --------
       Advertising - 2.84%
        (a) Outdoor Systems, Inc. ..................................................................   4,400    145,750
                                                                                                               --------

       Automotive - 2.67%
        (a) AutoZone, Inc. .........................................................................   5,850    136,743
                                                                                                               --------

       Chemicals - 7.59%
            Air Products and Chemicals, Inc. .......................................................   2,000    155,500
            IMC Global, Inc. .......................................................................   3,600    140,850
            M.A. Hanna Company .....................................................................   4,000     92,500
                                                                                                               --------
                                                                                                                388,850
                                                                                                               --------
       Computers - 1.42%
        (a) Hutchinson Technology, Inc. ............................................................   2,650     72,875
                                                                                                               --------

       Computer Software & Services - 7.39%
            Autodesk, Inc. .........................................................................   2,100     81,637
        (a) Legato Systems, Inc. ...................................................................  11,000    220,000
            Reynolds & Reynolds Company ............................................................   3,300     77,138
                                                                                                               --------
                                                                                                                378,775
                                                                                                               --------
       Electrical Equipment - 2.61%
            Belden, Inc. ...........................................................................   3,675    133,678
                                                                                                               --------

       Electronics - 1.84%
        (a) Teradyne, Inc. .........................................................................   2,300     94,300
                                                                                                               --------

       Electronics - Semiconductor - 8.34%
        (a) Integrated Device Technology, Inc. .....................................................   5,000     70,313
            Helix Technology Corporation ...........................................................   2,000     81,000
        (a) Lattice Semiconductor Corporation ......................................................   1,300     75,400
        (a) Photronics, Inc. .......................................................................   2,100     93,712
        (a) PRI Automation, Inc. ...................................................................   2,800    106,750
                                                                                                               --------
                                                                                                                427,175
                                                                                                               --------
       Financial - Banks, Commercial - 2.90%
            First Security Corporation .............................................................   6,075    148,838
                                                                                                               --------

       Food - Processing - 3.11%
            Dole Food Company, Inc. ................................................................   3,750    159,375
                                                                                                               --------


                                                                                                             (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1997
                                                             (Unaudited)
                                                                                                                 Value
                                                                                                      Shares   (note 1)
                                                                                                      ------   --------
       Food - Wholesale - 3.03%
            Richfood Holdings, Inc. ................................................................   6,712   $155,215
                                                                                                               --------

       Homebuilders - 5.40%
        (a) Champion Enterprises, Inc. .............................................................   3,800     69,825
            Clayton Homes, Inc. ....................................................................   4,562     69,000
            Leggett & Platt, Inc. ..................................................................   3,650    137,787
                                                                                                               --------
                                                                                                                276,612
                                                                                                               --------
       Lodging - 2.75%
        (a) Promus Hotel Corporation ...............................................................   3,900    140,888
                                                                                                               --------

       Medical Supplies - 5.50%
        (a) Sola International, Inc. ...............................................................   4,800    137,400
        (a) Sybron International Corporation .......................................................   4,000    144,500
                                                                                                               --------
                                                                                                                281,900
                                                                                                               --------
       Miscellaneous - Manufacturing - 2.69%
            Fisher Scientific International ........................................................   3,800    137,750
                                                                                                               --------

       Oil & Gas - Equipment & Services - 10.28%
        (a) Diamond Offshore Drilling, Inc. ........................................................   1,100     78,238
        (a) ENSCO International Incorporated .......................................................   1,900     94,763
        (a) EVI, Inc. ..............................................................................   4,000    150,500
        (a) Nabors Industries, Inc. ................................................................   2,900     65,068
            Transocean Offshore Inc. ...............................................................   2,000    138,000
                                                                                                               --------
                                                                                                                526,569
                                                                                                               --------
       Real Estate Investment Trust - 5.80%
            Crescent Real Estate Equities Company ..................................................   5,500    149,875
            Spieker Properties, Inc. ...............................................................   4,000    147,500
                                                                                                               --------
                                                                                                                297,375
                                                                                                               --------
       Telecommunications - 3.10%
        (a) Clear Channel Communications, Inc. .....................................................   3,000    158,625
                                                                                                               --------

       Toys - 2.73%
            Mattel, Inc. ...........................................................................   4,675    139,666
                                                                                                               --------

       Transportation - Rail - 2.57%
            Illinois Central Corporation ...........................................................   3,650    131,856
                                                                                                               --------






                                                                                                             (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 1997
                                                             (Unaudited)


       Utilities - Electric - 10.50%
        (a) AES Corporation ........................................................................   1,700   $   121,975
            Idaho Power Company ....................................................................   4,650       139,500
            Pacific Enterprises ....................................................................   4,050       132,638
            Washington Water Power Company .........................................................   8,000       144,000
                                                                                                               -----------
                                                                                                                   538,113
                                                                                                               -----------

       Total Common Stocks (Cost $4,178,040) .......................................................             5,028,434
                                                                                                               -----------

INVESTMENT COMPANY - 5.22%
            Evergreen Money Market Treasury Institutional
            Money Market Fund Institutional Service Shares .........................................  267,621      267,621
                                                                                                               -----------
            (Cost $267,621)


Total Value of Investments (Cost $4,445,661 (b)) ...................................................   103.50%   5,296,055
Liabilities In Excess of Other Assets ..............................................................    (3.50%)   (171,912)
                                                                                                      -------  -----------
       Net Assets ..................................................................................   100.00% $ 5,124,143
                                                                                                      =======  ===========

(a)  Non-income producing investment.

(b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


     Unrealized appreciation                                       $879,234
     Unrealized depreciation                                        (28,840)
                                                           ----------------

                            Net unrealized appreciation            $850,394
                                                           ================










See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 1997
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $4,445,661) ..................................................................         $5,296,055
       Income receivable ........................................................................................              3,136
       Receivable for investments sold ..........................................................................             23,850
       Receivable for fund shares sold ..........................................................................            246,816
       Due from advisor (note 2) ................................................................................                572
       Other assets .............................................................................................             12,246
                                                                                                                          ----------

            Total assets ........................................................................................          5,582,675
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .........................................................................................              5,827
       Payable for investment purchases .........................................................................            452,705
                                                                                                                          ----------

            Total liabilities ...................................................................................            458,532
                                                                                                                          ----------

NET ASSETS ......................................................................................................         $5,124,143
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..........................................................................................         $3,903,958
       Undistributed net realized gain on investments ...........................................................            369,791
       Net unrealized appreciation on investments ...............................................................            850,394
                                                                                                                          ----------
                                                                                                                          $5,124,143
                                                                                                                          ==========


INSTITUTIONAL CLASS
       Net asset value and offering price per share ($4,316,836 / 282,044 shares outstanding) ...................         $    15.31
                                                                                                                          ==========

INVESTOR CLASS
       Net asset value ($807,307 / 52,893 shares outstanding) ...................................................         $    15.26
                                                                                                                          ==========
       Maximum offering price per share (100 / 97 of $15.26) ....................................................         $    15.73
                                                                                                                          ==========


















See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 1997
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Dividends .....................................................................................               $  28,346
            Interest ......................................................................................                   5,370
                                                                                                                          ---------

                 Total income .............................................................................                  33,716
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  21,966
            Fund administration fees (note 2) .............................................................                   4,393
            Distribution and service fees - Investor Class (note 3) .......................................                   2,816
            Custody fees ..................................................................................                   2,402
            Registration and filing administration fees ...................................................                   1,795
            Fund accounting fees (note 2) .................................................................                  16,500
            Audit fees ....................................................................................                   4,630
            Legal fees ....................................................................................                   4,775
            Securities pricing fees .......................................................................                   2,216
            Shareholder recordkeeping fees ................................................................                     272
            Shareholder servicing expenses ................................................................                   1,991
            Registration and filing expenses ..............................................................                   2,692
            Printing expenses .............................................................................                   1,955
            Trustee fees and meeting expenses .............................................................                   4,804
            Other operating expenses ......................................................................                   1,367
                                                                                                                          ---------

                 Total expenses ...........................................................................                  74,574
                                                                                                                          ---------

                 Less:
                       Expense reimbursements (note 2) ....................................................                 (25,324)
                       Investment advisory fees waived (note 2) ...........................................                 (21,966)
                       Fund administration fees waived (note 2) ...........................................                      (9)
                                                                                                                          ---------

                 Net expenses .............................................................................                  27,275
                                                                                                                          ---------

                       Net investment income ..............................................................                   6,441
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 359,339
       Increase in unrealized appreciation on investments .................................................                 173,697
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 533,036
                                                                                                                          ---------

                 Net increase in net assets resulting from operations .....................................               $ 539,477
                                                                                                                          =========





See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT MID-CAP FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                                            (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended           Year ended
                                                                                                        May 31,         November 30,
                                                                                                          1997                 1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

  Operations
     Net investment income ...............................................................         $     6,441          $    66,810
     Net realized gain from investment transactions ......................................             359,339              124,864
     Increase in unrealized appreciation on investments ..................................             173,697              477,699
                                                                                                   -----------          -----------
        Net increase in net assets resulting from operations .............................             539,477              669,373
                                                                                                   -----------          -----------

  Distributions to shareholders from
     Net investment income - Institutional Class .........................................             (14,969)             (55,272)
     Net investment income - Investor Class ..............................................              (3,132)             (10,130)
     Net realized gain from investment transactions - Institutional Class ................             (86,260)             (33,645)
     Net realized gain from investment transactions - Investor Class .....................             (18,316)              (9,945)
                                                                                                   -----------          -----------
        Decrease in net assets resulting from distributions ..............................            (122,677)            (108,992)
                                                                                                   -----------          -----------

  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ................             458,992            1,304,649
                                                                                                   -----------          -----------

           Total increase in net assets ..................................................             875,792            1,865,030

NET ASSETS
  Beginning of period ....................................................................           4,248,351            2,383,321
                                                                                                   -----------          -----------

  End of period (including undistributed net investment income ...........................         $ 5,124,143          $ 4,248,351
                 of $11,660 at November 30, 1996)                                                  ===========          ===========


(a) A summary of capital share activity follows:

--------------------------------------------------------------------------------------------------------------
                                                             Period ended                   Year ended
                                                             May 31, 1997                November 30, 1996
                                                            Shares         Value         Shares          Value
--------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
Shares sold                                                 24,474      $364,401         98,149     $1,190,936
Shares issued for reinvestment of distributions              7,367       101,229          7,179         88,917
                                                           -------     ---------        -------     ----------
                                                            31,841       465,630        105,328      1,279,853
Shares redeemed                                                (65)         (900)        (5,786)       (76,867)
                                                           -------     ---------        -------     ----------
  Net increase                                              31,776      $464,730         99,542     $1,202,986
                                                           =======     =========        =======     ==========

--------------------------------------------------------------------------------------------------------------
                                                                Period ended                  Year ended
                                                                May 31, 1997              November 30, 1996
                                                            Shares         Value         Shares          Value
--------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
Shares sold                                                  1,731       $25,529         11,424       $148,294
Shares issued for reinvestment of distributions              1,565        21,448          1,635         20,075
                                                           -------      --------        -------       --------
                                                             3,296        46,977         13,059        168,369
Shares redeemed                                             (3,867)      (52,715)        (5,154)       (66,706)
                                                           -------      --------        -------       --------
  Net increase (decrease)                                     (571)      $(5,738)         7,905       $101,663
                                                           =======      ========        =======       ========

See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                          (For a Share Outstanding Throughout the Period)
                                                            (Unaudited)

                                             -------------------------------------------  -----------------------------------------
                                                           INSTITUTIONAL CLASS                         INVESTOR CLASS
                                             -------------------------------------------  -----------------------------------------
                                                                                 For the                                For the
                                                                             period from                              period from
                                                                        January 27, 1995                           January 27, 1995
                                                                           (commencement                             (commencement
                                             Period ended  Year ended of  operations) to  Period ended   Year ended  of operations)
                                                   May 31,   November 30,    November 30,       May 31, November 30,   November 30,
                                                     1997           1996            1995          1997         1996        1995
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period               $13.99         $12.16          $10.00        $13.96       $12.09      $11.07
  Income  from investment operations
    Net investment income                            0.02           0.23            0.20          0.02         0.24        0.11
    Net realized and unrealized gain on investments  1.70           2.08            2.10          1.68         2.06        1.02
                                                     ----           ----            ----          ----         ----        ----
      Total from investment operations               1.72           2.31            2.30          1.70         2.30        1.13
                                                     ----           ----            ----          ----         ----        ----
  Distributions to shareholders from
    Net investment income                           (0.06)         (0.26)          (0.14)        (0.06)       (0.21)      (0.11)
    Net realized gain from investment transactions  (0.34)         (0.22)           0.00         (0.34)       (0.22)       0.00
                                                    -----          -----            ----         -----        -----        ----
      Total distributions                           (0.40)         (0.48)          (0.14)        (0.40)       (0.43)      (0.11)
                                                    -----          -----           -----         -----        -----       -----
Net asset value, end of period                     $15.31         $13.99          $12.16        $15.26       $13.96      $12.09
                                                   ======         ======          ======        ======       ======      ======

Total return (a)                                    12.67 %        19.57 %         23.00 %       12.55 %      19.61 %     10.24 %
                                                    =====          =====           =====         =====        =====       =====

Ratios/supplemental data
  Net assets, end of period                    $4,316,836     $3,502,215      $1,832,507      $807,307     $746,136    $550,814
                                               ==========     ==========      ==========      ========     ========    ========

  Ratio of expenses to average net assets
    Before expense reimbursements and waived         3.29 %(b)      3.70 %          7.20 %(b)     4.05 %(b)    4.45 %      7.18% (b)
    After expense reimbursements and waived fees     1.25 %(b)      0.00 %          0.31 %(b)     1.25 %(b)    0.00 %      1.06% (b)

  Ratio of net investment income (loss) to average net assets

    Before expense reimbursements and waived        (1.75)%(b)     (1.77)%         (4.45)%(b)    (2.50)%(b)   (2.50)%     (4.23)%(b)
    After expense reimbursements and waived fees     0.29 %(b)      1.94 %          2.44 %(b)     0.31 %(b)    1.95 %      1.89% (b)

  Portfolio turnover rate                           42.27 %        82.30 %         47.74 %       42.27 %      82.30 %     47.74%
  Average brokerage commission per share (c)        $0.06          $0.06             N/A         $0.06        $0.06         N/A


(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized

(c) Represents total commission paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

See accompanying notes to financial statements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1997
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Capital Management Mid-Cap Fund (the "Fund"), formerly known as The Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.


Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1997
                                   (Unaudited)


E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

F. Repurchase Agreements - The fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $21,966 ($0.07 per share) and reimbursed $25,324 of the operating expenses incurred by the Fund for the period ended May 31, 1997.

All organization expenses of the Fund were incurred and paid by the Advisor. At May 31, 1997, the Advisor owned 11,055 Institutional Shares and 117 Investor Shares of the Fund.

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1997
                                   (Unaudited)


The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $50 million of average daily net assets, 0.175% of the next $50 million, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and record keeping services for the initial class of shares and $750 per month for each additional class of shares. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 1997, the Distributor retained sales charges in the amount of $53. At May 31, 1997, the Distributor owned 133,055 Institutional Shares of the Fund.

Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $2,816 of such expenses under the Plan for the period ended May 31, 1997.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $2,217,587 and $1,792,951, respectively, for the period ended May 31, 1997.

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 1997
                                   (Unaudited)


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. Of the total $0.34 per share distributions for the period ended May 31, 1997, $0.16 per share represents long-term capital gain and $0.18 per share represents short-term capital gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.